10. STOCK OPTION PLANS (Details - Unvested options) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Grant Date Fair Value
Granted	$ 0.14
Unvested Stock Options [Member]
Number of Unvested Options
Unvested Beginning	200,000	1,425,000	50,000
Granted	3,770,000		1,400,000
Vested	(2,870,000)	(225,000)	(25,000)
Forfeited		(100,000)
Unvested Ending	1,100,000	200,000	1,425,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.14	$ 0.17	$ 0.13
Granted	$ 0.17		$ 0.16
Vested	$ 0.13	$ 0.13	$ 0.40
Forfeited		$ 0.14
Weighted Average Exercise Price Outstanding, ending	$ 0.25	$ 0.14	$ 0.17
Weighted Average Grant Date Fair Value
Unvested Beginning	$ 0.11	$ 0.07	$ 0.37
Granted	$ 0.17		$ 0.07
Vested	$ 0.14	$ 0.07	$ 0.12
Forfeited		$ 0.07
Unvested Ending	$ 0.23	$ 0.11	$ 0.07